Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt

NOTE 7 — DEBT

Secured Promissory Note Agreement

In February of 2022, the Company entered into secured promissory note agreements with two lenders for a total of $1.4 million. In connection with the issuance of the secured promissory notes, the Company issued warrants to each lender that may be converted into shares of common stock of the Company. The secured promissory notes mature in February of 2025. Interest is charged at an annual simple rate of 9.25%, which increases to 12% upon the occurrence of an Event of Default, defined as the following. “Event of Default” shall be deemed to have occurred if: (i) the Company fails to pay any installment of principal or interest on any of its debt when due and such failure continues for a period of thirty (30) days after the due date; (ii) the Company breaches any material covenant or other term or condition of the secured promissory note agreements, which breach results in a material adverse effect to the lenders and such breach, if capable of cure, continues for a period of thirty (30) days after the Company shall have received written notice of such breach from any lender; (iii) any representation or warranty of the Company made in any agreement, statement or certificate given in writing pursuant to the secured promissory note agreements or in connection therewith shall be shown to have been deliberately false or misleading and, if capable of cure, shall not be cured for a period of forty-five (45) days after the Company shall have received written notice of such false or misleading representation or warranty from any lender; (iv) the Company becomes bankrupt, commits any act of bankruptcy, becomes the subject of any proceedings or action, including actions of any regulatory agency or any court, relating to bankruptcy or insolvency, or makes an assignment for the benefit of its creditors, or enters into any agreement for the composition, extension, or readjustment of all or substantially all of its obligations, which, in any case, shall remain unvacated, unbonded or unstayed for a period of ninety (90) days; (v) any money judgment, writ or similar final process shall be entered or filed against the Company or any of its property or other assets (a) for more than $1.0 million or (b) which grants injunctive relief that results, or creates a material risk of resulting in a material adverse effect upon the Company and, in either case, shall remain unvacated, unbonded or unstayed for a period of ninety (90) days; (vi) the Company fails to make any payment when due.

The debt discount at issuance of these notes amounted to $83 thousand. Amortization expense related to the debt discount amounted to $7 thousand for both of the three months ended September 30, 2024 and 2023, respectively. Amortization expense related to the debt discount amounted to $21 thousand for both of the nine months ended September 30, 2024 and 2023, respectively. Amortization expense is included within “Interest expense” in the accompanying unaudited condensed statements of operations and comprehensive loss. The unamortized debt discount as of September 30, 2024 and December 31, 2023 amounted to $12 thousand and $32 thousand, respectively.

There were 77,494 warrants that were issued in connection with the issuance of the secured promissory notes that have an exercise price of $3.61 per share. The fair value of these warrants amounted to $83 thousand. Such warrants are exercisable at any point for a period of 10 years from the date issued. The warrants are not transferable, nor do they carry any voting rights or other rights of a shareholder. The holders of the warrants cannot net settle, and all exercises of such warrants must be completed in cash.

During the year ended December 31, 2023, the Company issued an additional $5.5 million of secured promissory notes with terms similar to those described above (the “2023 Promissory Notes”). However, no warrants were issued in connection with the issuance of these additional secured promissory notes. These Promissory Notes have maturity dates ranging from November of 2023 to December of 2024. For the notes with original maturity dates prior to the date these financial statements are issued, the Company reached agreements with the noteholders to extend the maturity date to the earlier of May 31, 2024 or the date of the transaction with MCAC. The notes accrue interest at a simple annual interest rate that ranges from 18% to 24.0%. Additionally, the Company is not required to make any payments under these promissory notes prior to maturity.

During the nine months ended September 30, 2024, the Company issued 14 additional secured promissory notes with terms similar to those described above (the “2023 Promissory Notes”). No warrants were issued in connection with the issuance of these additional secured promissory notes. These additional secured promissory notes totaled $4.1 million. The notes do not require payment of interest or principal until the maturity dates, which range from August 15, 2024 to June 30, 2025. The interest rate for these notes ranges from 20% to 24%.

The total amount outstanding under these promissory note agreements as of September 30, 2024 and December 31, 2023 were $11.3 million and $7.4 million, respectively.

2022 Convertible Notes

The Company issued $1.4 million of convertible notes in September of 2022 (the “2022 Convertible Notes”). On February 22, 2023, the convertible notes were amended to clarify how these Convertible Notes convert. The convertible notes include an automatic conversion upon the occurrence of a Qualified Financing, defined below. These convertible notes convert at a quotient, the numerator of which is the entire principal of the convertible notes and any interest accrued and the denominator is the lesser of 80% of the price per share to be sold in a financing event, or $2.11 per share, adjusted for stock dividend, stock split, combination, or other similar recapitalization with respect to such class or series. This modification did not change the future cash flows of the notes.

These convertible notes mature on the earlier of two years from the date of issuance (September 2024), or upon the consummation of a Qualified Financing or Business Combination. A Qualified Financing is defined as the next transaction or series of transactions after the issuance of the convertible notes in which the Company sells shares of its privately issued equity securities resulting in gross proceeds to the Company of at least $5.0 million, not including the convertible notes. A Business Combination is defined as the Business Combination with Monterey Acquisition Corp. Interest is charged at an annual (simple) rate of 5.0%; the rate increases to 8.0% upon the occurrence of an Event of Default. An “Event of Default” shall be deemed to have occurred if: (i) the Company fails to pay any installment of principal or interest on any debt when due and such failure continues for a period of fifteen (15) business days after receipt of notice thereof from the respective holder of such debt; (ii) the Company breaches any material covenant or other term or condition of the convertible notes, which breach results in a material adverse effect to the respective Company and such breach, if capable of cure, continues for a period of thirty (30) days after the date upon which the Company shall have received written notice of such breach from such lender; (iii) any material representation or warranty of the Company made in any agreement, statement or certificate given in writing pursuant to the convertible notes agreement or in connection herewith shall be shown to have been deliberately false or misleading and, if capable of cure, shall not be cured for a period of thirty (30) days after the date upon which the Company shall have received written notice of such false or misleading representation or warranty from any lender; (iv) the Company becomes bankrupt, commits any act of bankruptcy, becomes the subject of any proceedings or action, including actions of any regulatory agency or any court, relating to bankruptcy or insolvency, or makes an assignment for the benefit of its creditors, or enters into any agreement for the composition, extension, or readjustment of all or substantially all of its obligations, which, in any case, shall remain unvacated, unbonded or unstayed for a period of ninety (90) days; (v) any money judgment, writ or similar final process shall be entered or filed against the Company or any of its property or other assets for more than $0.1 million, or which grants injunctive relief that results or is likely to result in a material adverse effect upon the Company and, in either case, shall remain unvacated, unbonded or unstayed for a period of ninety (90) days; or (vi) the Company shall fail to make any payment when due (taking into effect any applicable grace or cure periods) of any other indebtedness, or fail to perform or observe the terms of any agreement or instrument related to any indebtedness and such failure shall cause the acceleration of such indebtedness. The Company is not required to make principal payments on these notes until maturity.

During the year ended December 31, 2023, the Company issued an additional $0.9 million of convertible notes with the same terms as described above.

On July 12, 2024, the Company consummated its previously announced business combination pursuant to that certain Agreement and Plan of Merger, dated December 31, 2022 (as amended, the “Merger Agreement”). Refer to Note 13 – Merger Agreement for further details. The 2022 Convertible Notes and all accrued interest converted into 1,067,592 shares of CNTM stock. The fair value of these shares was $3.8 million.

The Company accounts for these convertible notes outstanding, under the fair value option, which resulted in a remeasurement loss of $1.6 million and $1.6 million for the three and nine months ended September 30, 2024, respectively. The company recorded a remeasurement gain of $0.2 million for the three and nine months ended September 30, 2023. The unpaid principal balance as of September 30, 2024 and December 31, 2023 was $0 and $2.3 million, respectively. The fair value remeasurement is included within change in fair value of convertible notes on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.

2024 Convertible Notes

The Company issued $0.7 million of convertible notes to various lenders in September 2024 (the “2024 Convertible Notes”). Each individual note is identical to the others and has the same terms, except for the amount of principal commitment by the respective holder. The notes bear interest rate at a rate of 20% per annum with principal and accrued interest maturing in March 2025.

The 2024 Convertible Notes are convertible at the option of the holder into shares of the Company’s common stock at a conversion price of $1.00 per share. The number of shares issuable upon conversion is determined by dividing the sum of the outstanding principal and accrued interest by the conversion price. The conversion option is exercisable until 90 days from issuance. The 2024 Convertible Notes may be prepaid in full or in part by the Company at any time without penalty. The 2024 Convertible Notes include standard default provisions, including (a) Failure by the Company to perform its obligations with respect to the conversion of the principal amount of the notes into conversion shares pursuant to the agreement or to otherwise satisfy its obligations under the notes (b) voluntary bankruptcy, and (c) involuntary bankruptcy. In the event of default, the unpaid principal and accrued interest become immediately due and payable without further action from the holder.

The 2024 Convertible Notes has been classified as a liability on the condensed consolidated balance sheet as of September 30, 2024. The Company accounts for the 2024 Notes under the fair value option, which resulted in a remeasurement loss of $22 thousand for three and nine months ended September 30, 2024. The fair value remeasurement is recorded within change in fair value of convertible notes on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. As of September 30, 2024, there is $0.7 million outstanding on the 2024 Convertible Notes.

EFH Convertible Note

On July 10, 2024, Monterey Capital Acquisition Corporation (the “MCAC”) entered into a (i) Satisfaction and Discharge of Indebtedness Pursuant to Underwriting Agreement Dated May 10, 2022 (the “Discharge Agreement”) and (ii) Promissory Note (the “Note”), in each case with EF Hutton LLC (formerly EF Hutton, a division of Benchmark Investments, LLC, “EFH”). On July 11, 2024, the Company and EFH amended and restated the Discharge Agreement (the “Amended Discharge Agreement”) and the Note (the “EFH Convertible Notes”). Pursuant to the Amended Discharge Agreement, in lieu of the Company tendering the full amount of the $3.7 million Deferred Underwriting Commission (as defined in the Underwriting Agreement, dated May 10, 2022, by and between the Company and EFH) in cash at the closing of the Company’s initial business combination, EFH agreed to accept from the Company (i) a payment of $0.5 million in cash within 30 days of the closing of the Company’s initial business combination pursuant to the Amended Note and (ii) issuance of the Amended Note. The EFH Convertible Note has a principal amount of $3.7 million matures in one year and shall be due and payable upon the demand of EFH and upon certain events of default. The Company may prepay the Amended Note in whole or in part at any time without penalty. In addition, the Company is obligated to pay toward the Note 10% of the aggregate gross proceeds from any sale of equity or equity derivative instruments of the Company. Within five days of the maturity date of the EFH Convertible Note, the Company may elect to convert the EFH Convertible Note into shares of common stock of the Company based on the 5-day trailing volume weighted average price of the Company’s common stock at the maturity date of the EHF Convertible Note (subject to compliance with applicable rules of the Nasdaq Stock Market). The Company elected to record the EHF Convertible Note at fair value and determined the conversion approximates the fair value of the stock. The Company only paid $50 thousand of the required $0.5 million payment at inception of the agreement. As of September 30, 2024, there is $3.6 million outstanding on the convertible note.

Small Business Administration (SBA) Loans

On June 5, 2020, the Company entered into an SBA Loan agreement in the amount of $0.2 million. The payment terms under this loan required monthly payments of $731 per month for a total of thirty years. In 2021, this loan was amended to increase the total borrowing to $0.5 million with monthly payments of $1 thousand for a total of thirty years. Interest under this SBA loan is to accrue at 3.75% annually on funds outstanding as of the anniversary date of the initial borrowing. The total amounts outstanding under this SBA loan as of September 30, 2024 and December 31, 2023 was $0.5 million. This loan matures in June 2050.

In 2022, in connection with the acquisitions of FSP and CSH, the Company assumed two additional SBA loans for $0.2 million each. The payment terms under these loans required monthly payments of $731 per month for a total of thirty years. Interest under each of these SBA loans is to accrue at 3.75% annually on funds outstanding as of the anniversary date of the initial borrowing. The total amounts outstanding under these SBA loans as of September 30, 2024 and December 31, 2023 was $0.3 million and $0.3 million, respectively. These loans mature in June 2050.

The SBA loans are collateralized by all tangible and Intangible personal property of the Company.

PPP (Paycheck Protection Program) Loan

On May 4, 2020, the Company entered into a PPP Loan agreement in the amount of $0.2 million. Payments were not required under the loan for a period from six months from the date of the initial borrowing, upon which payments are required to be made monthly. Interest under this PPP loan accrues at 1.00% annually on funds outstanding. The maturity date of this loan is May 4, 2025.

The total amount outstanding under this PPP loan as of September 30, 2024 and December 31, 2023 was $28 thousand and $59 thousand, respectively.

The PPP loan is collateralized by all tangible and intangible personal property of the Company.

Vehicle Notes

The Company has obtained several vehicles over a long period since inception. Each vehicle has its own standalone loan. As of September 30, 2024 the company has a total of thirteen vehicle loans. The maturities of these vehicle notes outstanding range from 2026 through 2029. Interest rates range from 4.99% to 17.37% and total payments range from $435 - $1,628 per month. The outstanding principal balance of these loans at September 30, 2024 and December 31, 2023 was $0.5 million and $0.5 million, respectively.

BAC Seller Note

On December 1, 2020, the Company entered into the BAC Seller Note for a principal sum of $0.2 million. This Seller Note requires payments of principal and interest in the amount of $4 thousand due monthly. Interest under this Seller Note accrues at a rate of 6% per year. The maturity date of this note is November 1, 2025. The total amount outstanding under this Seller Note as of September 30, 2024 and December 31, 2023 was $56 thousand and $84 thousand, respectively. The note is secured by a mortgage of certain real estate property entered into by one of its wholly owned subsidiaries.

ACA Seller Note

On May 18, 2021, the Company entered into the ACA Seller Note for a principal sum of $0.2 million. The Seller Note requires payments of principal and interest in the amount of $4 thousand due monthly. Interest under this Seller Note accrues at a rate of 6% per year.

The Company and the noteholder have been in litigation which was settled pursuant to a settlement agreement dated May 16, 2024. Under the terms of the settlement agreement, the Company was required to pay the noteholder $60 thousand in cash and in return, the Company would receive the noteholders 5% ownership interest and the unpaid balance on the seller note would be considered resolved and any and all claims under the litigation would be deem resolved. At the time of the settlement there was $0.1 million of unpaid principal balance on the seller note. The additional 5% ownership interest acquired increased the Company’s ownership of ACA to 95%, and as such, control of ACA has not changed. Therefore, irrespective of the events that lead to changes in ownership interests in the subsidiary, if control has not changed, a parent accounts for such changes in ownership as equity transactions. The net amount of consideration was a benefit to the Company of $50 thousand, which is recorded as an increase to additional paid-in-capital.

The total amount outstanding under this Seller Note as of December 31, 2023 was $0.1 million.

CSH Seller Notes

In connection with the acquisition of CSH, the Company entered into the First CSH Seller Note with a former owner of CSH for a principal sum of $0.2 million, which matures in December 2026. The quarterly payments of $14 thousand under the First CSH Seller Note commenced on April 1, 2022 and are required to be made in sixteen equal quarterly installments. Interest under this First CSH Seller Note accrues at a rate of 5.0% per year. The First CSH Seller Note can be prepaid at any time without additional cost or penalty. The total amount outstanding under this First CSH Seller Note as of September 30, 2024 and December 31, 2023 was $80 thousand and $0.1 million, respectively. The note is secured by a pledge of all of the issued and outstanding equity securities of CSH owned by the Company.

In connection with the acquisition of CSH, the Company entered into the Second CSH Seller Note with a former owner of CSH for a principal sum of $0.2 million, which matures in December 2026. The quarterly payments of $14 thousand under the First CSH Seller Note commenced on April 1, 2022 and are required to be made in sixteen equal quarterly installments. Interest under this First CSH Seller Note accrues at a rate of 5.0% per year. The Second CSH Seller Note can be prepaid at any time without additional cost or penalty. The total amount outstanding under this First CSH Seller Note as of September 30, 2024 and December 31, 2023 was $80 thousand and $0.1 million, respectively. The note is secured by a pledge of all of the issued and outstanding equity securities of CSH owned by the Company.

BHC Seller Note

In connection with the acquisition of BHC, the Company entered into the BHC Seller Note with the former owners of BHC for a principal sum of $0.6 million. The payments under the BHC Seller Note commenced on February 28, 2023 and are required to be made in three annual installments. Interest under this BHC Seller Note is calculated on the basis of a 360-day year of twelve 30-day months but accrues and is payable based upon the actual number of days elapsed. This BHC Seller Note accrues interest at an annual rate of the minimum applicable federal rate of interest in effect as of the date of the BHC Seller Note, or 1.40%. In the event of default, the BHC Seller Note accrues interest at the minimum applicable federal rate of interest in effect as of the date hereof plus three percent. The total amount outstanding under this BHC Seller Note as of September 30, 2024 and December 31, 2023 was $0.2 million and $0.4 million, respectively. The maturity date of this note is February 28, 2025. The note is secured by a pledge of all of the issued and outstanding equity securities of BHC owned by the Company.

AFS Seller Note

In connection with the acquisition of AFS, the Company entered into the AFS Seller Note with the former owners of AFS for a principal sum of $0.6 million, which matures in July 2026. The quarterly payments under the AFS Seller Note amount to $46 thousand and commenced on July 1, 2022, and are required to be made in sixteen equal quarterly installments. Interest under this AFS Seller Note accrues at a rate of 6.0% per year. The AFS Seller Note can be repaid at any time without additional cost or penalty. The total amount outstanding under this AFS Seller Note as of September 30, 2024 and December 31, 2023 was $0.4 million and $0.5 million, respectively. The note is secured by the Company’s ownership interest in AFS, including all inventory and equipment of the Company.

FSP Seller Note

On December 28, 2022, the Company entered into the FSP Seller Note with an external third party for a principal sum of $0.9 million, which matures in February 2028. The payments under the FSP Seller Note began on February 1, 2023 and are required to be made in sixty equal monthly installments of $17 thousand. Interest under this FSP Seller Note accrues at a rate of 6.0% per year. The FSP Seller Note can be repaid at any time without additional cost or penalty. The total amount outstanding under this FSP Seller Note as of September 30, 2024 and December 31, 2023 was $0.8 million. The note is secured by a pledged security interest with the former owner of FSP. As a result of the allegations brought forth as described within Note 11: Commitments and Contingencies, the holder of the FSP Seller has communicated that it believes this FSP Seller Note is in default. Further, due to such allegations, the Company has not made any required monthly installment payments during the nine months ended September 30, 2024.

Real Estate Promissory Note

On December 29, 2022, a wholly owned subsidiary of the Company entered into a Real Estate Promissory Note for land in Florida for a principal sum of $0.4 million, which is collateralized by real estate. The Real Estate Promissory Note commenced on December 29, 2022. The Real Estate Promissory Note was scheduled to mature on July 29, 2023. The Real Estate Promissory Note holder has initiated collection of the Real Estate Promissory Note and has communicated that it believes the Real Estate Promissory Note is in default. See Note 11: Commitments and Contingencies. The Company does not believe that there are any cross default provisions within the Real Estate Promissory Note that would cause default of any of its other debt. The total amount outstanding under this Real Estate Promissory Note as of September 30, 2024 and December 31, 2023 was $0.4 million. The Real Estate Promissory Note is secured by a mortgage on the property.

Promissory Notes — Related Party

The Company, in September 2016, entered into an unsecured promissory note with Avanti Computing PVT, Ltd., a related party which has ownership in common, for an original principal sum of 90 million INR. The note has a 14% annual interest rate. Payments of interest and principal are made sporadically as there is no set payment schedule for the note. The note also does not have a maturity date and the full note balance is due on demand. As of September 30, 2024, 7.1 million INR $85,282 in principal remained outstanding. Total interest expense recognized on this note during the three and nine months ended September 30, 2024 were 250,543 INR $3,009 and 746,182 INR $8,906, respectively. Total interest accrued as of September 30, 2024 was 8.4 million INR $100,907.

In July 2024, the Company borrowed an additional 8.3 million INR from Avanti. The loan bears interest at 14% with a maturity date in July 2031. The principal and accrued interest is due in full at maturity. As of September 30, 2024, 8.3 million INR $99,696

USD in principal remained outstanding. Total interest expense recognized on this note during the three and nine months ended September 30, 2024, was 238,767 INR $2,850. Total interest accrued as of September 30, 2024, was 238,767 INR $2,868.

Business Line of Credit

In January 2023, the Company opened a business line of credit with American Express and borrowed $74 thousand. The maximum amount the Company can take out on the line of credit is $74 thousand. The line of credit has an interest rate of 13%. This business line of credit matured in September of 2023 and was repaid by the Company. There is no current availability under this business line of credit as of September 30, 2024.

Libertas (Sale of Future Receipts)

On April 25, 2023, the Company entered into a sale of Future Receipts agreement with Libertas Funding, LLC, an independent third party (“Libertas”). Pursuant to this agreement, the Company sold and assigned $1.6 million of Future Receipts in exchange for net cash proceeds of $1.2 million, including a fee of $24 thousand. As a result, the Company recorded a discount of $0.4 million. Under the agreement, the Company agreed to pay the third party a minimum of $30 thousand of weekly sales receipts until the Future Receipts have been collected. for the term of this agreement is approximately one year as the payments are made until the total amount of the future receipts are paid out. On November 2, 2023, the Company amended this agreement with Libertas to extend the weekly sales receipts period to one year from the amendment date, requiring weekly sales receipts of $18 thousand until the remaining Future Receipts have been collected. Further in connection with this amendment, the Company incurred an incremental fee of $0.1 million. The Company assessed this amendment, noting that the amended terms of the agreement were substantially different from the terms of the initial agreement, causing the Company to account for this amendment as an extinguishment in accordance with ASC 470-50, Debt- Modifications and Extinguishments (“ASC 470-50”).

Similarly, to the transaction in April, on August 7, 2023, the Company entered into a sale of Future Receipts Agreement with Libertas to which it sold and assigned $1.3 million of future receipts in exchange for net proceeds of $1.0 million, including a fee of $20 thousand. As a result the Company recorded a discount of $0.3 million. Under the agreement the Company agreed to pay the third party approximately $26 thousand weekly until the Future Receipts have been collected. The term of this agreement is approximately one year as the payments are made until the total amount of the future receipts are paid out. On November 29, 2023, the Company amended this agreement with Libertas to borrow an incremental $0.4 million. Due to this refinancing, Libertas forgave a portion of this debt outstanding totaling $0.1 million and the Company incurred an incremental fee of $0.2 million. The Company assessed this amendment, noting that the amended terms of the agreement were substantially different from the terms of the initial agreement, causing the Company to account for this amendment as an extinguishment in accordance with ASC 470-50. As a result of the amendments noted above, as of December 31, 2023, all remaining discounts were written off. As a result of the amendments noted above, the Company wrote off all remaining debt discounts, yielding incremental interest expense of $0.7 million. This loss on extinguishment of debt was offset by the forgiveness of debt in connection with each amendment, as discussed above, of $0.2 million relating to the first amendment and $0.1 million relating to the second amendment, yielding a loss on extinguishment of debt of $0.4 million that was recognized during the year ended December 31, 2023.

On January 4, 2024, like the transactions in April and August of 2023, the Company entered into a sale of Future Receipts Agreement with Libertas to which it sold and assigned $0.5 million of future receipts in exchange for net proceeds of $0.4 million, including an origination fee of $7 thousand and an original issuance discount of $0.1 million. As a result, the Company recorded a discount of $0.1 million. Under the agreement, the Company agreed to pay the third party approximately $9 thousand weekly until the Future Receipts have been collected. The term of this agreement is approximately one year as the payments are made until the total amount of the future receipts are paid out.

On January 30, 2024, the Company amended each of its outstanding agreements with Libertas to consolidate the agreements into one without any change to the total Future Receipts committed. In connection with this amendment, the Company sold a total of $2.6 million of Future Receipts in exchange for the remaining balances on each of the Company’s outstanding agreements with Libertas as of the date of the transaction, totaling $2.1 million with an original issuance discount of $0.5 million. The Company assessed this amendment, noting that the amended terms of the agreement were substantially different from the terms of the initial agreement, causing the Company to account for this amendment as an extinguishment in accordance with ASC 470-50. As a result of the amendment, as of September 30, 2024, all unamortized discounts were written off, resulting in a loss on extinguishment of debt of $0.6 million.

In connection with these instruments, the Company recorded discounts. These discounts are recorded as an adjustment to the related liability within the “Current portion of debt, net of discount” in the unaudited condensed consolidated balance sheets as of September 30, 2024 and December 31, 2023. As discussed above, as of September 30, 2024 and December 31, 2023, the discounts offered associated with these borrowings were zero.

In connection with the January 30, 2024 amendment, the Company erroneously received an incremental $1.1 million from Libertas. Such amounts received were provided to the Company in error and are due and payable in full to Libertas. Libertas has agreed to loan the Company this amount and is currently negotiating repayment terms with the Company. This is shown as a Due to Libertas on the unaudited condensed consolidated balance sheets.

Since the Company has significant continuing involvement in the generation of future cash flows due under these agreements among other indicators, pursuant to ASC 470-10-25-2, Debt- Sales of Future Revenues or Other Various Measures of Income, the Company has reflected any future commitments to Libertas associated with these agreements as Debt.

The balance of the total sale on Future Receipts stated above as of September 30, 2024 and December 31, 2023 is $2.1 million and $1.9 million, respectively, which is included in the current portion of debt on the unaudited condensed consolidated balance sheets.

Samson (Sale of Future Receipts)

On May 23, 2024, the Company entered into a sale of Future Receipts agreement with Samson MCA LLC, an independent third party (“Samson”). Pursuant to this agreement, the Company sold and assigned $0.1 million of Future Receipts in exchange for net cash proceeds of $0.1 million. As a result, the Company recorded a discount of $31 thousand. Under the agreement, the Company agreed to pay the third party a minimum of $12 thousand of monthly sales receipts until the Future Receipts have been collected. The term of this agreement is approximately one year as the payments are made until the total amount of the future receipts are paid out. Amortization of the debt discount amounted to $8 thousand for the three months ended September 30, 2024 and $10 thousand for the nine months ended September 30, 2024. The amortization was recognized as a component of Interest expense within the unaudited condensed consolidated statements of operations and comprehensive loss.

On May 28, 2024, the Company entered into a second sale of Future Receipts agreement with Samson. Pursuant to this agreement, the Company sold and assigned $0.1 million of Future Receipts in exchange for net cash proceeds of $98 thousand. As a result, the Company recorded a discount of $28 thousand. Under the agreement, the Company agreed to pay the third party a minimum of $6 thousand of bi-weekly sales receipts until the Future Receipts have been collected. The term of this agreement is approximately one year as the payments are made until the total amount of the future receipts are paid out. Amortization of the debt discount amounted to $7 thousand for the three months ended September 30, 2024 and $9 thousand for the nine months ended September 30, 2024. The amortization was recognized as a component of Interest expense within the unaudited condensed consolidated statements of operations and comprehensive loss.

The unamortized debt discount as of September 30, 2024 for these sales of Future Receipts stated above amounted to $39 thousand. The outstanding principal as of September 30, 2024 is $0.2 million, which is included in the current portion of debt on the unaudited condensed consolidated balance sheets.

Channel Partners

On May 14, 2024, the Company entered into a Business Loan and Security Agreement with Channel Partners. The Company received $0.1 million in proceeds. The Company is required to pay $7 thousand per month for a total of eighteen months, at which time, the Business Loan and Security Agreement will mature. The Company can repay the Business Loan and Security Agreement in full prior to the maturity date without penalty. As of September 30, 2024, there is $81 thousand of principal outstanding on this loan which is included in the current portion of debt on the unaudited condensed consolidated balance sheets.

On July 31, 2024, the Company entered into a Business Loan and Security Agreement with Channel Partners. The Company received $50 thousand in proceeds. The Company is required to pay $3 thousand per month for a total of 18 months, at which time, the Business Loan and Security Agreement will mature. The Company can repay the Business Loan and Security Agreement in full prior to the maturity date without penalty. As of September 30, 2024, there is $45 thousand of principal outstanding on this loan which is included in the current portion of debt on the unaudited condensed consolidated balance sheets

On August 6, 2024, the Company entered into a Business Loan and Security Agreement with Channel Partners. The Company received $0.1 million in proceeds. The Company is required to pay $13 thousand per month for a total of 10 months, at which time, the Business Loan and Security Agreement will mature. The Company can repay the Business Loan and Security Agreement in full prior to the maturity date without penalty.

As of September 30, 2024, there is $84 thousand of principal outstanding on this loan which is included in the current portion of debt on the unaudited condensed consolidated balance sheets.

Top Choice

On July 24, 2024, the Company entered into a sale of Future Receipts Agreement with Top Choice Financial, LLC. Under the terms of the agreement, the Company sold a portion of its future receivables totaling $0.2 million in exchange for net proceeds of $0.2 million, after deducting an origination fee of $15 thousand. As a result, the Company recorded a discount of $65 thousand.

As part of the agreement, the Company is required to make daily ACH payments calculated as 10% of the Company’s daily receipts as repayment of the purchased receivables. There is no fixed maturity date as the repayment is contingent on the pace of receivables generated by the Company’s operations. The agreement includes an option for early payoff with discounts on the remaining balances. In the event of default, the remaining balance becomes immediately due, and a default fee of $3 thousand is applied. During the three and nine months ended September 30, 2024, amortization of debt discount amounted to $16 thousand. The amortization was recognized as a component of interest expense within the unaudited condensed consolidated statements of operations and comprehensive loss.

The unamortized debt discount as of September 30, 2024 for this loan amounted to $48 thousand. The outstanding balance under this agreement as of September 30, 2024, was $0.2 million which is included in the current portion of debt on the unaudited condensed consolidated balance sheet.

Funding Metrics(Sale of Future Receipts)

On September 19, 2024, the Company entered into a sale of Future Receipts Agreement with Funding Metrics, LLC. Under this agreement, the Company sold and assigned $0.1 million of future receivables in exchange for net proceeds of $74 thousand, after deducting an origination fee of $2 thousand. As a result, the Company recorded a discount of $33 thousand.

As part of the agreement, the Company is required to make daily ACH payments calculated as a percentage of its future receipts until the full purchased amount of $0.1 million has been collected. The estimated term of this agreement is approximately one year, based on expected daily collections. The Company has the option to repay the remaining balance early without incurring any prepayment penalties. In the event of default, the agreement imposes a default fee of 20% of the outstanding balance or $2 thousand (whichever is greater). During the three and nine months ended September 30, 2024, amortization of debt discount amounted to $3 thousand. The amortization was recognized as a component of interest expense within the unaudited condensed consolidated statements of operations and comprehensive loss.

The unamortized debt discount as of September 30, 2024 for this loan amounted to $30 thousand. The outstanding balance under this agreement as of September 30, 2024, was $0.1 million which is included in the current portion of debt on the unaudited condensed consolidated balance sheet.

D&O Insurance Financing Agreement

On August 15, 2024, the Company entered into an agreement with a third party to finance a $0.4 million premium on its D&O insurance policies. This financing agreement has a monthly payment of $38 thousand, accrues interest at a rate of 8.94%, and matures in April 2025. As of September 30, 2024, there was $0.3 million outstanding under this financing agreement.

See the below summarization of all debt instruments as of September 30, 2024 and December 31, 2023 (in thousands):

	As of September 30,	As of December 31,
Description	2024	2023
Secured Promissory Notes	$11,334	$7,410
Small Business Administration (SBA) Loans	764	769
Paycheck Protection Program (PPP) Loans	28	59
Vehicle Notes	470	497
BAC Sellers Note	56	84
ACA Sellers Note	—	125
CSH Sellers Notes	159	235
BHC Sellers Note	200	400
AFS Sellers Note	383	463
FSP Sellers Note	768	768
Real Estate Promissory Note	370	370
Promissory Note – Related Party	185	85
Libertas – Sale of Future Receipts	2,058	1,938
Samson – Sale of Future Receipts	183	—
D&O Financing agreement	255	—
Channel Partners	210	—
Top Choice – Sale of Future Receipts	169	—
Funding Metrics – Sale of Future Receipts	104	—
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	$17,696	$13,203
Less: Debt discounts	(129)	(32)
Net secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	$17,567	$13,171
Convertible Debts	4,392	2,179
Total debt, net of debt discount	$21,959	$15,350

ConnectM Before Business Combination
Debt

NOTE 12: DEBT

Secured Promissory Note Agreement

In February of 2022, the Company entered into secured promissory note agreements with two lenders. In connection with the issuance of the secured promissory notes, the Company issued warrants to each lender that may be converted into shares of common stock of the Company. The secured promissory notes mature in February of 2025. Interest is charged at an annual simple rate of 9.25%, which increases to 12% upon the occurrence of an Event of Default, defined as the following. “Event of Default” shall be deemed to have occurred if: (i) the Company fails to pay any installment of principal or interest on any of its debt when due and such failure continues for a period of thirty (30) days after the due date; (ii) the Company breaches any material covenant or other term or condition of the secured promissory note agreements, which breach results in a material adverse effect to the lenders and such breach, if capable of cure, continues for a period of thirty (30) days after the Company shall have received written notice of such breach from any lender; (iii) any representation or warranty of the Company made in any agreement, statement or certificate given in writing pursuant the secured promissory note agreements or in connection therewith shall be shown to have been deliberately false or misleading and, if capable of cure, shall not be cured for a period of forty-five (45) days after the Company shall have received written notice of such false or misleading representation or warranty from any lender; (iv) the Company becomes bankrupt, commits any act of bankruptcy, becomes the subject of any proceedings or action, including actions of any regulatory agency or any court, relating to bankruptcy or insolvency, or makes an assignment for the benefit of its creditors, or enters into any agreement for the composition, extension, or readjustment of all or substantially all of its obligations, which, in any case, shall remain unvacated, unbonded or unstayed for a period of ninety (90) days; (v) any money judgment, writ or similar final process shall be entered or filed against the Company or any of its property or other assets (a) for more than $1,000,000, or (b) which grants injunctive relief that results, or creates a material risk of resulting in a material adverse effect upon the Company and, in either case, shall remain unvacated, unbonded or unstayed for a period of ninety (90) days; (vi) the Company fails to make any payment when due.

The debt discount at issuance of these notes amounted to $82,861. Amortization expense related to the debt discount amounted to $27,620 and $23,017 for the years ended December 31, 2023 and 2022, respectively, and is included within “Interest expense” in the accompanying statement of operations and comprehensive loss. The unamortized debt discount as of December 31, 2023 and 2022 amounted to $32,224 and $59,844, respectively.

There were 23,332 warrants that were issued in connection with the issuance of the secured promissory notes that have an exercise price of $12.00 per share. The fair value of these warrants amounted to $82,861. Such warrants are exercisable at any point for a period of 10 years from the date issued. The warrants are not transferable, nor do they carry any voting rights or other rights of a shareholder. The holders of the warrants cannot net settle, and all exercises of such warrants must be completed in cash.

During the year ended December 31, 2023, the Company issued an additional $5,510,000 of secured promissory notes with terms similar to those described above (the “2023 Promissory Notes”). However, no warrants were issued in connection with the issuance of these additional secured promissory notes. These Promissory Notes have maturity dates ranging from November of 2023 to December of 2024. For the notes with original maturity dates prior to the date these financial statements are issued, the Company reached agreements with the noteholders to extend the maturity date to the earlier of May 31, 2024 or the date of the transaction with MCAC. The notes accrue interest at a simple annual interest rate that ranges from 18% to 24.0%. Additionally, the Company is not required to make any payments under these promissory notes prior to maturity.

The total amount outstanding under these promissory note agreements as of December 31, 2023 and 2022 were $7,410,000 and $1,900,000, respectively.

Convertible Notes

The Company issued $1,350,000 of convertible notes in September of 2022. On February 22, 2023, the convertible notes were amended to clarify how these Convertible Notes convert. The convertible notes include an automatic conversion upon the occurrence of a Qualified Financing, defined below. These convertible notes convert at a quotient, the numerator of which is the entire principal of the convertible notes and any interest accrued and the denominator is the lesser of 80% of the price per share to be sold in a financing event, or $7.00 per share, adjusted for stock dividend, stock split, combination, or other similar recapitalization with respect to such class or series. This modification did not change the future cash flows of the notes.

These convertible notes mature on the earlier of two years from the date of issuance (September 2024), or upon the consummation of a Qualified Financing. A Qualified Financing is defined as the next transaction or series of transactions after the issuance of the convertible notes in which the Company sells shares of its privately issued equity securities resulting in gross proceeds to the Company of at least $5 million, not including the convertible notes. Interest is charged at an annual (simple) rate of 5.0%; the rate increases to 8.0% upon the occurrence of an Event of Default. An “Event of Default” shall be deemed to have occurred if: (i) the Company fails to pay any installment of principal or interest on any debt when due and such failure continues for a period of fifteen (15) business days after receipt of notice thereof from the respective holder of such debt; (ii) the Company breaches any material covenant or other term or condition of the convertible notes, which breach results in a material adverse effect to the respective Company and such breach, if capable of cure, continues for a period of thirty (30) days after the date upon which the Company shall have received written notice of such breach from such lender; (iii) any material representation or warranty of the Company made in any agreement, statement or certificate given in writing pursuant to the convertible notes agreement or in connection herewith shall be shown to have been deliberately false or misleading and, if capable of cure, shall not be cured for a period of thirty (30) days after the date upon which the Company shall have received written notice of such false or misleading representation or warranty from any lender; (iv) the Company becomes bankrupt, commits any act of bankruptcy, becomes the subject of any proceedings or action, including actions of any regulatory agency or any court, relating to bankruptcy or insolvency, or makes an assignment for the benefit of its creditors, or enters into any agreement for the composition, extension, or readjustment of all or substantially all of its obligations, which, in any case, shall remain unvacated, unbonded or unstayed for a period of ninety (90) days; (v) any money judgment, writ or similar final process shall be entered or filed against the Company or any of its property or other assets for more than $100,000, or which grants injunctive relief that results or is likely to result in a material adverse effect upon the Company and, in either case, shall remain unvacated, unbonded or unstayed for a period of ninety (90) days; or (vi) the Company shall fail to make any payment when due (taking into effect any applicable grace or cure periods) of any other indebtedness, or fail to perform or observe the terms of any agreement or instrument related to any indebtedness and such failure shall cause the acceleration of such indebtedness. The Company is not required to make principal payments on these notes.

During the year ended December 31, 2023, the Company issued an additional $900,000 of convertible notes with the same terms as described above.

The Company accounts for these convertible notes outstanding, under the fair value option, which resulted in a remeasurement gain of approximately $25,446 and $45,869 for the years ended December 31, 2023 and 2022, respectively. The unpaid principal balance as of December 31, 2023 and 2022 was $2,250,000 and $1,350,000, respectively.

Small Business Administration (SBA) Loans

On June 5, 2020, the Company entered into an SBA Loan agreement in the amount of $150,000. The payment terms under this loan required monthly payments of $731 per month for a total of thirty years. In 2021, this loan was amended to increase the total borrowing to $475,000 with monthly payments of $1,484 for a total of thirty years. Interest under this SBA loan is to accrue at 3.75% annually on funds outstanding as of the anniversary date of the initial borrowing. The total amounts outstanding under this SBA loan as of December 31, 2023 and December 31, 2022 was $475,000. This loan matures in June 2050.

In 2022, in connection with the acquisition of FSP and CSH, see Note 6: Business Combinations, the Company assumed two additional SBA loans for $150,000 each. The payment terms under these loans required monthly payments of $731 per month for a total of thirty years. Interest under each of these SBA loans is to accrue at 3.75% annually on funds outstanding as of the anniversary date of the initial borrowing. The total amounts outstanding under these SBA loans as of December 31, 2023 and 2022 was $293,956 and $300,000, respectively. These loans mature in June 2050.

The SBA loans are collateralized by all tangible and intangible personal property of the Company.

PPP (Paycheck Protection Program) Loan

On May 4, 2020, the Company entered into a PPP Loan agreement in the amount of $151,000. Payments were not required under the loan for a period from six months from the date of the initial borrowing, upon which payments are required to be made monthly. Interest under this PPP loan accrues at 1.00% annually on funds outstanding. The maturity date of this loan is May 4, 2025. The total amount outstanding under this PPP loan as of December 31, 2023 and 2022 was $59,350 and $100,740, respectively.

The PPP loan is collateralized by all tangible and Intangible personal property of the Company.

Vehicle Notes

The Company has obtained several vehicles over a long period since inception. Each vehicle has its own standalone loan. As of December 31, 2023 the company has a total of twelve vehicle loans. The maturities of these vehicle notes outstanding as of December 31, 2023 range from 2026 through 2029. Interest rates range from 4.99% to 17.37% and total payments range from $435 — $1,628 per month. The outstanding principal balance of these loans at December 31, 2023 and 2022 was $497,957 and $281,003, respectively.

BAC Seller Note

On December 1, 2020, the Company entered into the BAC Seller Note for a principal sum of $200,000. This Seller Note requires payments of principal and interest in the amount of $3,867 due monthly. Interest under this Seller Note accrues at a rate of 6% per year. The maturity date of this note is November 1, 2025. The total amount outstanding under this Seller Note as of December 31, 2023 and 2022 was $83,810 and $123,867, respectively. The note is secured by a mortgage of certain real estate property entered into by one of its wholly owned subsidiaries.

ACA Seller Note

On June 18, 2021, the Company entered into the ACA Seller Note for a principal sum of $225,000. The Seller Note requires payments of principal and interest in the amount of $4,350 due monthly. Interest under this Seller Note accrues at a rate of 6% per year. The total amount outstanding under this Seller Note as of December 31, 2023 and 2022 was $124,627 and $160,890, respectively. The maturity date of this note is May 17, 2026. The note is secured by a pledge of all of the issued and outstanding equity securities of ACA owned by the former owner.

CSH Seller Notes

In connection with the acquisition of CSH, the Company entered into the First CSH Seller Note with a former owner of CSH for a principal sum of $200,000, which matures in December 2026. The quarterly payments of $13,869 under the First CSH Seller Note commenced on April 1, 2022 and are required to be made in sixteen equal quarterly installments. Interest under this First CSH Seller Note accrues at a rate of 5.0% per year. The First CSH Seller Note can be prepaid at any time without additional cost or penalty. The total amount outstanding under this First CSH Seller Note as of December 31, 2023 and 2022 was $117,367 and $165,464, respectively. The note is secured by a pledge of all of the issued and outstanding equity securities of CSH owned by the Company.

In connection with the acquisition of CSH, the Company entered into the Second CSH Seller Note with a former owner of CSH for a principal sum of $200,000, which matures in December 2026. The quarterly payments of $13,869 under the Second CSH Seller Note commenced on April 1, 2022 and are required to be made in sixteen equal quarterly installments. Interest under this Second CSH Seller Note accrues at a rate of 5.0% per year. The Second CSH Seller Note can be prepaid at any time without additional cost or penalty. The total amount outstanding under this Second CSH Seller Note as of December 31, 2023 and 2022 was $117,367 and $165,464, respectively. The note is secured by a pledge of all of the issued and outstanding equity securities of CSH owned by the Company.

BHC Seller Note

In connection with the acquisition of BHC, the Company entered into the BHC Seller Note with the former owners of BHC for a principal sum of $600,000. The payments under the BHC Seller Note commenced on February 28, 2023 and are required to be made in three annual installments. Interest under this BHC Seller Note is calculated on the basis of a 360-day year of twelve 30-day months but accrues and is payable based upon the actual number of days elapsed. This BHC Seller Note accrues interest at an annual rate of the minimum applicable federal rate of interest in effect as of the date of the BHC Seller Note plus 3.0%. The average rate of this loan amounted to 7.50% for the year ended December 31, 2023 and 2022, respectively. The total amount outstanding under this First CSH Seller Note as of December 31, 2023 and 2022 was $400,000 and $600,000, respectively. The maturity date of this note is February 28, 2025. The note is secured by a pledge of all of the issued and outstanding equity securities of BHC owned by the Company.

AFS Seller Note

In connection with the acquisition of AFS, the Company entered into the AFS Seller Note with the former owners of AFS for a principal sum of $649,000, which matures in July 2026. The quarterly payments under the AFS Seller Note amount to $45,927 and commence on July 1, 2022, and are required to be made in sixteen equal quarterly installments. Interest under this AFS Seller Note accrues at a rate of 6.0% per year. The AFS Seller Note can be repaid at any time without additional cost or penalty. The total amount outstanding under this AFS Seller Note as of December 31, 2023 and 2022 was $462,531 and $612,808, respectively. The note is secured by the Company’s ownership interest in AFS, including all inventory and equipment of the Company.

FSP Seller Note

On December 28, 2022, the Company entered into the FSP Seller Note with an external third party for a principal sum of $900,000, which matures in February  2028. The payments under the FSP Seller Note began on February 1, 2023 and are required to be made in sixty equal monthly installments of $17,400. Interest under this FSP Seller Note accrues at a rate of 6.0% per year. The FSP Seller Note can be repaid at any time without additional cost or penalty. The total amount outstanding under this FSP Seller Note as of December 31, 2023 and 2022 was $768,063 and $900,000, respectively. The note is secured by a pledged security interest with the former owner of FSP. As a result of the allegations brought forth as described within Note 14: Commitments and Contingencies, the holder of the FSP Seller has communicated that it believes this FSP Seller Note is in default.

Real Estate Promissory Note

On December 29, 2022, a wholly owned subsidiary of the Company entered into a Real Estate Promissory Note for land in Florida for a principal sum of $370,000, which is collateralized by real estate. The Real Estate Promissory Note commenced on December 29, 2022. The Real Estate Promissory Note was scheduled to mature on July 29, 2023. The Real Estate Promissory Note holder has initiated collection of the Real Estate Promissory Note and has communicated that it believes the Real Estate Promissory Note is in default. See Note 14: Commitments and Contingencies. The Company does not believe that there are any cross default provisions within the Real Estate Promissory Note that would cause default of any of its other debt. The total amount outstanding under this Real Estate Promissory Note as of December 31, 2023 and 2022 was $370,000. The Real Estate Promissory Note is secured by a mortgage on the property.

Promissory Note — Related Party

The Company, in September 2016, entered into an unsecured promissory note with Avanti Computing PVT, Ltd., a related party which has ownership in common, for an original principal sum of 90 million INR. The note has a 14% annual interest rate. Payments of interest and principal are made sporadically as there is no set payment schedule for the note. The note also does not have a maturity date and the full note balance is to be paid over time. The total outstanding amount as of December 31, 2023 and 2022 was 7.1 million INR, which translated to $85,437 and $85,822, respectively. Total interest expense recognized on this note for the years ended December 31, 2023 and 2022 were $12,040 and $12,654, respectively. Total interest accrued as of December 31, 2023 and 2022 was $64,612 and $75,087, respectively.

Business Line of Credit

In January 2023, the Company opened a business line of credit with American Express and borrowed $74,400. The maximum amount the Company can take out on the line of credit is $74,400. The line of credit has an interest rate of 13%. This business line of credit matured in September of 2023 and was repaid by the Company. There is no current availability under this business line of credit as of December 31, 2023.

Libertas (Sale of Future Receipts)

On April 25, 2023, the Company entered into a sale of Future Receipts agreement with Libertas Funding, LLC, an independent third party (“Libertas”). Pursuant to this agreement, the Company sold and assigned $1,597,144 of Future Receipts in exchange for net cash proceeds of $1,176,000, including a fee of $24,000. As a result, the Company recorded a discount of $421,144. Under the agreement, the Company agreed to pay the third party a minimum of $30,174 of weekly sales receipts until the Future Receipts have been collected. for the term of this agreement is approximately one year as the payments are made until the total amount of the future receipts are paid out. On November 2, 2023, the Company amended this agreement with Libertas to extend the weekly sales receipts period to one year from the amendment date, requiring weekly sales receipts of $17,700 until the remaining Future Receipts have been collected. Due to this refinancing, Libertas forgave a portion of this debt outstanding totaling $162,080, which the Company recorded within “Loss on extinguishment of debt” in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2023. Further in connection with this amendment, the Company incurred an incremental fee of $100,000. The Company assessed this amendment, noting that the amended terms of the agreement were substantially different from the terms of the initial agreement, causing the Company to account for this amendment as an extinguishment in accordance with ASC 470-50.

Similarly, to the transaction in April, on August 7, 2023, the Company entered into a sale of Future Receipts Agreement with Libertas to which it sold and assigned $1,290,000 of future receipts in exchange for net proceeds of $980,000, including a fee of $20,000. As a result the Company recorded a discount of $310,000. Under the agreement that the Company agrees to pay the third party approximately $25,595 weekly until the Future Receipts have been collected. The term of this agreement is approximately one year as the payments are made until the total amount of the future receipts are paid out. On November 29, 2023, the Company amended this agreement with Libertas to borrow an incremental $370,543. Due to this refinancing, Libertas forgave a portion of this debt outstanding totaling $130,000 and the Company incurred an incremental fee of $221,000. The Company assessed this amendment, noting that the amended terms of the agreement were substantially different from the terms of the initial agreement, causing the Company to account for this amendment as an extinguishment in accordance with ASC 470-50.

In connection with these instruments, the Company recorded discounts. These discounts are recorded as an adjustment to the related liability within the “Current portion of debt, net of discount” in the consolidated balance sheet as of December 31, 2023. These discounts are amortized over the life of the respective loans via the effective interest method. This amortization yielded incremental interest expense of $318,937, which is recorded within “Interest expense” within the consolidated statement of operations and comprehensive loss for the year ended December 31, 2023. As a result of the amendments noted above, the Company wrote off all remaining debt discounts, yielding incremental interest expense of $662,400, which is recorded within “Loss on extinguishment of debt” within the consolidated statement of operations and comprehensive loss for the year ended December 31, 2023. This loss on extinguishment of debt was offset by the forgiveness of debt in connection with each amendment, as discussed above, of $162,080 relating to the first amendment and $130,000 relating to the second amendment, yielding a loss on extinguishment of debt of $370,320.

Since the Company has significant continuing involvement in the generation of future cash flows due under these agreements among other indicators, pursuant to ASC 470-10-25-2, Debt- Sales of Future Revenues or Other Various Measures of Income, the Company has reflected any future commitments to Libertas associated with these agreements as Debt.

The balance of the total sale on Future Receipts stated above as of December 31, 2023 is $1,938,257, which is included in the current portion of debt on the consolidated balance sheet.

Estimated Maturities on all Debt

Estimated debt maturities, net of debt discount amortization, is as follows:

Year	2023
2024	$12,021,017
2025	2,093,827
2026	312,559
2027	115,029
2028	79,762
Thereafter	727,989
Total	$15,350,183

Summary of all Debt

A summary of all debt outlined above is included below:

	As of December 31,
Description	2023	2022
Secured Promissory Notes	$7,410,000	$1,900,000
Small Business Administration (SBA) Loans	768,956	775,000
Paycheck Protection Program (PPP) Loans	59,350	100,740
Vehicle Notes	497,957	281,003
BAC Sellers Note	83,810	123,867
ACA Sellers Note	124,627	160,890
CSH Sellers Notes	234,734	330,928
BHC Sellers Note	400,000	600,000
AFS Sellers Note	462,531	612,808
FSP Sellers Note	768,063	900,000
Real Estate Promissory Note	370,000	370,000
Promissory Note- Related Party	85,437	85,822
Libertas (Sale of Future Receipts)	1,938,257	—
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, and Libertas	$13,203,722	$6,241,058
Less: Debt discounts	(32,224)	(59,844)
Net secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, and Libertas	$13,171,498	$6,181,214
Convertible Debt	2,178,685	1,304,131
Total debt, net of debt discount	$15,350,183	$7,485,345